Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2018	Jun. 25, 2012
Statement of Cash Flows [Abstract]
Convertible notes payable percentage		10.00%	12.00%
Accrued interest	$ 20,736	$ 62,267